Trade Accounts Payable and Other Liabilities - Schedule of Trade Accounts Payable and Other Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and accruals	$ 1,897	$ 1,653
Capital project accruals	1,152	546
Payroll-related liabilities	374	293
Accrued interest	100	100
Commercial and government royalties	302	325
Current portion of provisions (Note 24(a))	361	210
Settlement payables (Note 31)	45	39
Contract liabilities – consignment sales	19	30
Other	49	59
Trade account payable and other liabilities	4,367	3,255
Other IMSA payable
Disclosure of detailed information about financial instruments [line items]
Other	$ 68	$ 0